================================================================================

                      DIMENSIONAL INVESTMENT GROUP INC.
                    THE DFA INTERNATIONAL VALUE PORTFOLIO










                                ANNUAL REPORT










                         Year Ended November 30, 1995
================================================================================

                      DIMENSIONAL INVESTMENT GROUP INC.

                    THE DFA INTERNATIONAL VALUE PORTFOLIO
                                ANNUAL REPORT

                              TABLE OF CONTENTS

                                                                        Page
                                                                       -------
Dimensional Investment Group Inc.
     Performance Chart  ............................................        1
     Statement of Assets and Liabilities  ..........................        2
     Statement of Operations  ......................................        3
     Statements of Changes in Net Assets  ..........................        4
     Financial Highlights  .........................................        5
     Notes to Financial Statements  ................................      6-7
     Report of Independent Accountants  ............................        8
The DFA Investment Trust Company -- The DFA International Value
   Series
     Performance Chart  ............................................        9
     Statement of Net Assets  ......................................    10-18
     Statement of Operations  ......................................       19
     Statements of Changes in Net Assets  ..........................       20
     Financial Highlights  .........................................       21
     Notes to Financial Statements  ................................       22
     Report of Independent Accountants  ............................       24


This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DIMENSIONAL INVESTMENT GROUP INC.
                              PERFORMANCE CHART

==============================================================================
DFA International Value Portfolio
vs. EAFE Index
March 1994-November 1995

The following reflects the growth of a $10,000 investment.

               DFA
          International       EAFE
         Value Portfolio      Index
         ---------------    --------
9402        10000           10000
9403         9733            9570
9404        10060.03         9981.51
9405        10119.38         9921.62
9406        10233.73        10060.52
9407        10433.29        10161.13
9408        10592.92        10405
9409        10220.05        10082.44
9410        10649.29        10425.24
9411        10085.94         9924.83
9412        10144.44         9984.38
9501        9742.722         9604.97
9502        9722.262         9576.16
9503        10291.99        10179.46
9504        10613.1         10566.28
9505        10543.05        10439.48
9506        10438.67        10262.01
9507        11026.37        10908.52
9508        10641.55        10493.99
9509        10707.53        10703.87
9510        10504.09        10414.87
9511        10786.65        10706.49

Annualized                                         From
Total Return (%)               One Year         March 1994
------------------------------------------------------------------------------
                                 6.95             4.42

*  This portfolio invests in the DFA
   International Value Series of the DFA
   Investment Trust Company which in turn
   invests in companies with market
   capitalization greater than $500 million and book-to-market ratios is in the upper 30% of large publicly traded international companies. Country weightings reflect the EAFE Index market capitalization weight, with Japan limited to 38%.

*  This portfolio's returns in fiscal
   1995 reflected the performance of large, high book-to-market international companies.

Past performance is not predictive of
future performance.

EAFE Index courtesy of Morgan Stanley Capital
International.

------------------------------------------------------------------------------

                      DIMENSIONAL INVESTMENT GROUP INC.

                    THE DFA INTERNATIONAL VALUE PORTFOLIO

                     STATEMENT OF ASSETS AND LIABILITIES

                              NOVEMBER 30, 1995

                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust
  Company
  (23,251,118 Shares, Cost $237,334) at Value ......................................   $   245,234
Receivable for Fund Shares Sold  ...................................................           298
Prepaid Expenses and Other Assets  .................................................            45
                                                                                       ------------
          Total Assets  ............................................................       245,577
                                                                                       ------------
LIABILITIES:
Payable for Investment Securities Purchased  .......................................           255
Payable for Fund Shares Redeemed  ..................................................            43
Accrued Expenses  ..................................................................            36
                                                                                       ------------
          Total Liabilities  .......................................................           334
                                                                                       ------------
Net Assets  ........................................................................   $   245,243
                                                                                       ============
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)  .......................    23,252,134
                                                                                       ============
Net Asset Value, Offering and Redemption Price Per Share  ..........................   $     10.55
                                                                                       ============
NET ASSETS CONSIST OF:
Paid-In Capital  ...................................................................   $   242,857
Undistributed Net Investment Income  ...............................................            16
Accumulated Net Realized Loss  .....................................................        (5,530)
Unrealized Appreciation of Investment Securities  ..................................         7,900
                                                                                       ------------
          Total Net Assets  ........................................................   $   245,243
                                                                                       ============

                 See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                    THE DFA INTERNATIONAL VALUE PORTFOLIO

                           STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1995

                            (AMOUNTS IN THOUSANDS)

Investment Income
   Dividends .............................................................    $ 4,240
                                                                             ---------
Expenses
   Administrative Services ...............................................        418
   Accounting & Transfer Agent Fees ......................................         12
   Legal Fees ............................................................         14
   Audit Fees ............................................................          3
   Filing Fees ...........................................................        136
   Shareholder Reports ...................................................         39
   Directors' Fees and Expenses ..........................................          8
   Other .................................................................         14
                                                                             ---------
     Total Expenses  .....................................................        644
   Less: Fees Waived and Expenses Reimbursed .............................       (155)
                                                                             ---------
   Net Expenses ..........................................................        489
                                                                             ---------
   Net Investment Income .................................................      3,751
                                                                             ---------
Net Realized and Unrealized Gain (Loss) on Investments
   Net Realized Loss on Investment Securities ............................     (5,036)
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  .........................................................     12,339
                                                                             ---------
   Net Gain on Investment Securities .....................................      7,303
                                                                             ---------
Net Increase in Net Assets Resulting from Operations  ....................    $11,054
                                                                             =========

                 See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                    THE DFA INTERNATIONAL VALUE PORTFOLIO

                     STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                             Year Ended     Feb. 16 to
                                                                              Nov. 30,       Nov. 30,
                                                                                1995           1994
                                                                            ------------   ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ................................................     $  3,751       $  1,970
   Net Realized Loss on Investment Securities ...........................       (5,036)           (11)
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  ........................................................       12,339         (4,439)
                                                                            ------------   ------------
     Net Increase (Decrease) in Net Assets Resulting from Operations  ...       11,054         (2,480)
                                                                            ------------   ------------
Distributions From:
 Net Investment Income  .................................................       (3,747)        (1,958)
 Net Realized Gains  ....................................................         (483)            --
                                                                            ------------   ------------
     Total Distributions  ...............................................       (4,230)        (1,958)
                                                                            ------------   ------------
Capital Share Transactions (1):
   Shares Issued ........................................................       91,764        233,923
   Shares Issued in Lieu of Cash Distributions ..........................        4,230          1,958
   Shares Redeemed ......................................................      (85,370)        (3,648)
                                                                            ------------   ------------
     Net Increase From Capital Share Transactions  ......................       10,624        232,233
                                                                            ------------   ------------
     Total Increase  ....................................................       17,448        227,795
Net Assets
   Beginning of Period ..................................................      227,795             --
                                                                            ------------   ------------
   End of Period ........................................................     $245,243       $227,795
                                                                            ============   ============
(1) Shares Issued and Redeemed:
   Shares Issued ........................................................        8,884         22,802
   Shares Issued in Lieu of Cash Distributions ..........................          406            191
   Shares Redeemed ......................................................       (8,676)          (355)
                                                                            ------------   ------------
                                                                                   614         22,638
                                                                            ============   ============

                 See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                    THE DFA INTERNATIONAL VALUE PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               Year Ended     Feb. 16 to
                                                                Nov. 30,       Nov. 30,
                                                                  1995           1994
                                                              ------------   ------------
Net Asset Value, Beginning of Period  .....................     $  10.06       $  10.00
                                                              ------------   ------------
Income from Investment Operations
---------------------------------
   Net Investment Income ..................................         0.19           0.13
   Net Gains (Losses) on Securities (Realized and
     Unrealized)  .........................................         0.51           0.06
                                                              ------------   ------------
     Total from Investment Operations  ....................         0.70           0.19
                                                              ------------   ------------
Less Distributions
------------------
   Net Investment Income ..................................        (0.19)         (0.13)
   Net Realized Gains .....................................        (0.02)            --
                                                              ------------   ------------
     Total Distributions  .................................        (0.21)         (0.13)
                                                              ------------   ------------
Net Asset Value, End of Period  ...........................     $  10.55       $  10.06
                                                              ============   ============
Total Return  .............................................         6.95%          1.85%#
Net Assets, End of Period (thousands)  ....................     $245,243       $227,795
Ratio of Expenses to Average Net Assets (1)  ..............         0.65%(a)       0.65%*(a)
Ratio of Net Investment Income to Average Net Assets  .....         1.79%(a)       1.80%*(a)
Portfolio Turnover Rate  ..................................          N/A            N/A

------------
*Annualized

#Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.


(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1995 and 1994 would have been 0.72% and 0.72%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1995 and 1994 would have been 1.71% and 1.75%, respectively.


N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   At November 30, 1995, Dimensional Investment Group Inc. (the "Fund") consisted of eight portfolios, The DFA 6-10 Institutional Portfolio, U.S. Small Cap Value Portfolio II, U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, DFA One-Year Fixed Income Portfolio II, The DFA International Value Portfolio, DFA International Value Portfolio II and DFA International Value Portfolio III (the "Portfolios"). The Fund is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans, and clients of registered investment advisors. The financial statements of The DFA International Value Portfolio (the "Portfolio") are presented herein, the financial statements for the other Portfolios are presented elsewhere.

   The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At November 30, 1995, the Portfolio owned 40% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements.

   1. Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily Net Asset Value.

   2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

   3. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1995, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1%.

   Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

   The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.65% of average daily net assets.

D. INVESTMENTS:

   At November 30, 1995, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

     Gross Unrealized Appreciation ............................  $7,900
     Gross Unrealized Depreciation ............................      --
                                                                 ------
     Net ......................................................  $7,900
                                                                 ======

                      REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

We have audited the accompanying statement of assets and liabilities of the Dimensional Investment Group Inc., The DFA International Value Portfolio, as of November 30, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., The DFA International Value Portfolio, as of November 30, 1995, and the results of its operations for the year then ended and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.



2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 19, 1996

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHART

==============================================================================
DFA International Value Series
vs. EAFE Index
March 1994-November 1995

The following reflects the growth of a $10,000 investment.

              DFA
          International       EAFE
          Value Series        Index
          -------------     --------
9402        10000           10000
9403         9733            9570
9404        10060.03         9981.51
9405        10119.38         9921.62
9406        10238.79        10060.52
9407        10438.45        10161.13
9408        10598.16        10405
9409        10228.28        10082.44
9410        10657.87        10425.24
9411        10099.4          9924.83
9412        10158.98         9984.38
9501         9756.68         9604.97
9502         9736.19         9576.16
9503        10311.61        10179.46
9504        10633.33        10566.28
9505        10572.72        10439.48
9506        10462.76        10262.01
9507        11051.82        10908.52
9508        10676.05        10493.99
9509        10740.11        10703.87
9510        10536.05        10414.87
9511        10825.79        10706.49

Annualized                                         From
Total Return (%)               One Year         March 1994
------------------------------------------------------------------------------
                                 7.19             4.64

*  This portfolio invests in large non-U.S.
   high book-to-market companies with
   market capitalization greater than $500
   million and book-to-market ratios is in
   the upper 30% of large publicly traded
   international companies. Country
   weightings reflect the EAFE index
   market capitalization weight, with Japan limited to 38%.

*  This portfolio's returns in fiscal
   1995 reflected the performance of large, high book-to-market international companies.


Past performance is not predictive of
future performance.

EAFE Index courtesy of Morgan Stanley Capital
International.

------------------------------------------------------------------------------

                           STATEMENT OF NET ASSETS

                      THE DFA INTERNATIONAL VALUE SERIES

                              NOVEMBER 30, 1995

                                           Shares           Value+
                                           ------           ------
   JAPAN -- (38.5%)
   COMMON STOCKS -- (37.7%)
     Achilles Corp. .................      25,000      $   92,857
     Aica Kogyo Co., Ltd. ...........      16,000         102,463
     Aichi Machine Industry Co., Ltd.      22,000         125,714
     Aichi Steel Works, Ltd. ........      67,000         369,655
     Aida Engineering, Ltd. .........      34,000         283,054
     Aisin Seiki Co., Ltd. ..........      84,000       1,108,966
     Alps Electric Co., Ltd. ........      34,000         368,473
     Amada Co., Ltd. ................     104,000       1,055,369
     Amada Metrecs Co., Ltd. ........      23,000         355,764
     Amada Sonoike Co., Ltd. ........      32,000         203,665
     Ando Corp. .....................      12,000          60,414
    *Aoki Corp. .....................     147,000         602,483
     Aoki International Co., Ltd. ...      12,000         284,926
    #Aomori Bank, Ltd. ..............      33,000         182,069
     Aoyama Trading Co., Ltd. .......      26,800         773,635
    #Asahi Breweries, Ltd. ..........     133,000       1,546,207
    #Asahi Denka Kogyo KK ...........      25,000         212,808
     Asahi Organic Chemicals Industry
      Co., Ltd.  ....................      16,000         121,379
     Asanuma Corp. ..................      17,000          86,256
     Ashikaga Bank, Ltd. ............     230,000       1,341,478
    *Asics Corp. ....................      60,000         162,562
     Atsugi Nylon Industrial Co.,
      Ltd............................      87,000         372,857
    #Awa Bank, Ltd. .................      26,000         171,626
    #Bandai Co., Ltd. ...............       8,000         301,084
     Bank of Iwate, Ltd. ............       3,000         161,084
     Bank of Kyoto, Ltd. ............      68,000         415,369
     Bank of Nagoya, Ltd. ...........      29,000         197,714
     Bank of Okinawa, Ltd. ..........       2,000          66,995
    #Bank of Osaka, Ltd. ............      43,000         127,094
     Bank of the Ryukyus, Ltd. ......       2,000          72,906
     Best Denki Co., Ltd. ...........       3,000          41,675
     Brother Industries, Ltd. .......      96,000         481,419
    #Bunka Shutter Co., Ltd. ........      27,000         208,020
     CMK Corp. ......................      13,000         189,557
     CSK Corp. ......................      23,000         713,793
     Calpis Food Industry Co., Ltd. .      16,000         109,241
     Calsonic Corp. .................      19,000         131,783
    #Canon Sales Co., Inc. ..........      24,000         595,862
    #Casio Computer Co., Ltd. .......      55,000         489,852
    *Central Finance Co., Ltd. ......      37,000         156,749
    *Central Glass Co., Ltd. ........      30,000          96,059
     Chiba Bank, Ltd. ...............     121,000       1,066,946
     Chiba Kogyo Bank, Ltd. .........       4,400         161,695
     Chiyoda Fire and Marine
      Insurance Co., Ltd.  ..........      55,000         305,616
     Chudenko Corp. .................      10,000         345,813
   *#Chuetsu Pulp and Paper Co.,
      Ltd.  .........................      20,000         117,438
     Chugoku Bank, Ltd. .............      38,000         647,685
     Chukyo Coca-Cola Bottling Co.,
      Ltd.  .........................       6,000          57,931
     Chukyo Sogo Bank, Ltd. .........      29,000         149,429
    #Chuo Trust and Banking Co.,
      Ltd.  .........................      80,000         634,483
     Citizen Watch Co., Ltd. ........     112,000         825,379
     Cleanup Corp. ..................       7,000          93,793
    *Cosmo Securities Co., Ltd. .....      35,000         112,069

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                           Shares           Value+
                                           ------           ------
     Dai Tokyo Fire & Marine
      Insurance Co., Ltd.  ..........     127,000      $  819,557
    *Dai-Ichi Securities Co., Ltd. ..      27,000          90,177
     Daicel Chemical Industries, Ltd.      94,000         534,365
     Daido Steel Co., Ltd. ..........      66,000         332,926
     Daiei OMC, Inc. ................      34,000         194,286
     Daiichi Corp. Hiroshima ........      15,000         307,389
     Daikin Industries, Ltd. ........      42,000         380,690
     Daikyo, Inc. ...................      68,000         489,064
    #Daio Paper Corp. ...............      22,000         303,448
     Daisan Bank, Ltd. ..............      25,000         144,089
    *Daiwa Danchi Co., Ltd. .........      33,000         164,187
    #Daiwa House Industry Co.,  Ltd.       90,000       1,347,783
     Daiwa Kosho Lease Co., Ltd. ....      26,000         255,645
     Daiwa Securities Co., Ltd. .....     302,000       4,195,271
    *Daiwabo Co., Ltd. ..............      22,000          68,059
     Dowa Fire & Marine Insurance
      Co., Ltd.  ....................      98,000         497,241
     Ehime Bank, Ltd. ...............      45,000         202,611
     Eighteenth Bank, Ltd. ..........       32,000        286,266
     Ezaki Glico Co., Ltd. ..........       47,000        391,281
     Fuji Denki Reiki Co., Ltd. .....        6,000         70,936
     Fuji Fire & Marine Insurance
      Co.,  Ltd......................       45,000        226,108
     Fuji Oil Co., Ltd. .............       31,000        201,576
     Fuji Photo Film Co., Ltd. ......      198,000      4,915,862
     Fujisawa Pharmaceutical Co.,
      Ltd.  .........................       30,000        276,059
     Fujita Corp. ...................      191,000        867,498
     Fujitsu, Ltd. ..................      142,000      1,678,818
     Fukuda Corp. ...................        9,000         84,148
     Fukui Bank, Ltd. ...............       47,000        250,512
     Fukuoka City Bank, Ltd. ........       68,000        515,862
    #Fukutoku Bank, Ltd. ............       27,000         61,182
     Futaba Corp. ...................       10,000        454,187
    #Futaba Industrial Co., Ltd. ....       22,000        340,296
    *Gakken Co., Ltd. ...............       30,000        174,384
     Godo Steel, Ltd. ...............       60,000        316,256
     Gun-Ei Chemical Industry Co.,
      Ltd.  .........................       22,000        110,542
     Gunze, Ltd. ....................       75,000        450,739
    *Hanshin Electric Railway Co.,
      Ltd.  .........................      112,000        386,207
    *Hanwa Co., Ltd. ................      147,000        485,172
     Haseko Corp. ...................      149,000        507,921
     Hazama Corp. ...................      100,000        422,660
     Hiroshima Bank, Ltd. ...........      180,000        922,167
     Hiroshima-Sogo Bank, Ltd. ......       23,000        142,985
     Hitachi Cable, Ltd. ............       69,000        491,498
     Hitachi Construction Machinery
      Co., Ltd.  ....................        9,000        106,404
     Hitachi Koki Co., Ltd. .........       43,000        399,921
     Hitachi Maxell, Ltd. ...........       37,000        586,897
     Hitachi Plant Engineering &
      Construction Co., Ltd.  .......       22,000        160,177
     Hitachi Transport System, Ltd. .       41,000        358,700
     Hitachi, Ltd. ..................    1,284,000     13,029,755
     Hokkai Can Co., Ltd., Tokyo ....       12,000         81,576
     Hokkaido Bank, Ltd. ............      128,000        402,286

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                           Shares            Value+
                                           ------            ------
     Hokkaido Takushoku Bank, Ltd.,
      Takugin  ......................     359,000      $   951,438
     Hokuetsu Bank ..................      32,000          168,039
     Hokuriku Bank, Ltd. ............     253,000        1,570,345
     Hokuriku Electric Power Co.,
      Inc............................      12,240          285,801
     Hokuriku Seiyaku Co., Ltd. .....      10,000          181,281
     Honda Motor Co., Ltd. ..........     239,000        4,332,611
     Horiba, Ltd. ...................       6,000           76,847
     House Foods Corp. ..............      36,000          638,424
     Hyakugo Bank, Ltd. .............      51,000          296,453
     Hyakujushi Bank, Ltd. ..........      58,000          371,429
    *Hyogo Bank, Ltd. ...............     102,000            1,005
    #Ibiden Co., Ltd. ...............      20,000          153,695
     Ikegami Tsushinki Co., Ltd. ....       8,000           51,074
     Inax Corp. .....................      85,000          812,315
    *Ines Corp. .....................      16,000          247,488
     Intec, Inc. ....................      13,000          221,576
   *#Ishihara Sangyo Kaisha, Ltd. ...      69,000          205,300
     Itochu Corp. ...................      94,000          625,123
     Itochu Fuel Corp. ..............      30,000          246,798
     Itoham Foods, Inc. .............      88,000          648,512
    #Izumiya Co., Ltd. ..............      41,000          630,148
     Japan Pulp and Paper Co., Ltd. .      16,800           99,310
    *Japan Steel Works, Ltd. ........      81,000          209,882
    #Japan Synthetic Rubber Co., Ltd.      65,000          397,685
     Japan Vilene Co., Ltd. .........      16,000           94,581
     Japan Wool Textile Co., Ltd. ...      34,000          256,591
     Joshin Denki Co., Ltd. .........      15,000          186,207
     Juroku Bank, Ltd. ..............      88,000          449,103
     Kagoshima Bank, Ltd. ...........      56,000          430,345
     Kaneka Corp. ...................      55,000          365,764
     Kanematsu Corp. ................      91,000          374,759
     Kansai Paint Co., Ltd., Osaka ..      18,000           79,803
     Kanto Auto Works, Ltd.,
      Yokosuka  .....................      10,000           67,980
     Kanto Natural Gas Development
      Co., Ltd.  ....................      11,000           72,611
     Kasuga Electric Works, Ltd. ....      31,000          464,236
    #Kasumi Co., Ltd. ...............      10,000          101,478
     Katokichi Co., Ltd. ............      19,000          357,537
    *Kawasho Corp. ..................      21,000           83,793
     Keiyo Bank, Ltd. ...............     111,000          564,296
     Keiyo Co., Ltd. ................      19,000          175,025
     Kikkoman Corp. .................      34,000          253,911
     Kinden Corp. ...................      41,000          674,581
     Kinseki, Ltd. ..................       6,000           84,532
     Kitz Corp. .....................      38,000          180,453
     Kiyo Bank, Ltd. ................     107,000          536,581
     Koa Fire & Marine Insurance Co.,
      Ltd.  .........................      45,000          250,936
     Koa Oil Co., Ltd. ..............       4,000           26,207
     Koito Manufacturing Co., Ltd. ..      10,000           69,458
     Kokusai Denshin Denwa Co.,
      Ltd., Tokyo  ..................      11,800          988,177
    #Kokusai Securities Co., Ltd. ...      71,000        1,028,276
     Komatsu Forklift Co., Ltd.,
      Tochigi  ......................      32,000          215,015
    #Komatsu, Ltd. ..................     343,000        2,703,448
     Komori Corp. ...................      20,000          472,906
    #Konami Co., Ltd. ...............       4,000          108,374
     Konica Corp. ...................      66,000          425,911
     Kosei Securities Co., Ltd. .....       4,000           18,483
    #Koyo Seiko Co., Ltd. ...........      37,000          331,360
     Kumagai Gumi Co., Ltd. .........     263,000        1,041,635
     Kurabo Industries, Ltd. ........      96,000          346,167

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                           Shares            Value+
                                           ------            ------
     Kureha Chemical Industry Co.,
      Ltd.  .........................      79,000      $   348,690
     Kurimoto, Ltd. .................      54,000          547,980
    #Kyudenko Corp. .................      29,000          377,143
    #Lintec Corp. ...................      11,000          183,153
    #Long Term Credit Bank of Japan,
      Ltd.  .........................     161,000        1,330,828
    #Maeda Corp. ....................      64,000          655,764
    *Makino Milling Machine Co., Ltd.      16,000          135,567
     Makita Corp. ...................      57,000          825,517
     Marubeni Corp. .................     248,000        1,319,409
     Marudai Food Co., Ltd. .........      47,000          334,325
     Maruetsu, Inc. .................      50,000          408,374
     Marui Co., Ltd. ................      93,000        1,740,888
     Maruichi Steel Tube, Ltd. ......      23,000          423,744
     Marusan Securities Co., Ltd. ...      29,000          240,857
     Maruzen Showa Unyu Co., Ltd. ...      18,000          102,680
     Matsushita Electric Industrial
      Co., Ltd.......................     809,000       12,035,369
    #Matsushita Electric Works, Ltd.      134,000        1,386,207
     Matsushita Refrigeration Co. ...      25,000          178,079
     Matsushita Seiko Co., Ltd. .....      35,000          251,724
   *#Mazda Motor Corp. ..............     405,000        1,476,355
     Meija Seika Kaisha, Ltd. Tokyo .      73,000          430,089
     Michinoku Bank, Ltd. ...........      24,000          196,256
     Mitsubishi Chemical Corp. ......         800            3,909
     Mitsubishi Electric Corp. ......     148,000        1,102,345
     Mitsubishi Gas Chemical Co.,
      Inc.  .........................     125,000          554,187
     Mitsubishi Materials Corp. .....     214,000        1,079,488
     Mitsubishi Paper Mills, Ltd. ...      27,000          166,788
     Mitsubishi Rayon Co., Ltd. .....      70,000          284,828
     Mitsui Fudosan Co., Ltd. .......     247,000        3,066,207
     Mitsui Petrochemical Industries,
      Ltd.  .........................      59,000          492,345
     Mitsui Trust & Banking Co., Ltd.      81,000          761,320
     Mitsuuroko Co., Ltd. ...........      12,000           85,005
     Miyazaki Bank, Ltd. ............      34,000          219,074
     Mizuno Corp. ...................      44,000          373,241
     Musashino Bank, Ltd. ...........       4,700          224,581
     NHK Spring Co., Ltd. ...........      46,000          228,867
     NOK Corp. ......................      28,000          195,862
     NSK, Ltd. ......................     102,000          720,532
     NTN Corp. ......................      85,000          563,596
     Nagase & Co., Ltd. .............      52,000          440,591
     Naigai Co., Ltd. ...............      12,000           52,138
     Nakayama Steel Works, Ltd. .....      42,000          221,379
   *#New Japan Securities Co., Ltd. .     154,000          823,862
     Nichicon Corp. .................      32,000          485,517
     Nichido Fire & Marine Insurance
      Co., Ltd.  ....................      31,000          240,670
     Nichiei Construction Co., Ltd. .      21,000          176,690
    #Nichii Co., Ltd. ...............      77,000          963,448
     Nichimen Corp. .................     151,000          601,025
     Nifco, Inc. ....................      21,000          256,552
     Nihon Cement Co., Ltd. .........     100,000          664,039
     Nihon Nohyaku Co., Ltd. ........       7,000           54,138
     Nikko Securities Co., Ltd. .....     257,000        2,835,862
     Nippon Beet Sugar Manufacturing
      Co., Ltd.  ....................      48,000          210,443
    *Nippon Chemi-Con Corp. .........      37,000          251,527
    #Nippon Credit Bank, Ltd. .......     652,000        2,569,458
     Nippon Densetsu Kogyo Co.,  Ltd.      26,000          246,936
     Nippon Flour Mills Co., Ltd. ...      21,000          103,448

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                           Shares           Value+
                                           ------           ------
     Nippon Hodo Co., Ltd. ..........      23,000      $  360,296
     Nippon Kakayu Co., Ltd. ........      36,000         223,448
     Nippon Meat Packers, Inc.,
      Osaka  ........................      71,000       1,007,291
     Nippon Metal Industry Co., Ltd.       31,000         122,778
     Nippon Oil Co., Ltd. ...........     474,000       2,615,172
     Nippon Paint Co., Ltd., Osaka ..     102,000         495,429
     Nippon Road Co., Ltd. ..........      32,000         262,936
     Nippon Sanso Corp. .............      56,000         266,483
     Nippon Sheet Glass Co., Ltd. ...     169,000         755,921
     Nippon Shinpan Co., Ltd., Tokyo      108,000         711,842
    *Nippon Suisan Kaisha, Ltd. .....      49,000         194,069
    #Nippon Synthetic Chemical
      Industry Co., Ltd.  ...........      18,000         102,502
     Nippon Thompson Co., Ltd. ......      16,000         139,507
    *Nippon Yakin Kogyo Co., Ltd. ...      29,000         130,571
    *Nissan Diesel Motor Co., Ltd. ..      23,000          97,212
     Nissan Motor Co., Ltd. .........     647,000       4,774,414
     Nissan Shatai Co., Ltd. ........      48,000         260,099
     Nissei Sangyo Co., Ltd. ........      30,000         502,463
     Nisshin Oil Mills, Ltd. ........      57,000         415,567
     Nisshin Steel Co., Ltd. ........      66,000         271,803
     Nisshinbo Industries, Inc. .....      91,000         835,586
     Nissin Food Products Co., Ltd. .      24,000         550,936
     Nittetsu Mining Co., Ltd. ......      23,000         213,911
    *Nitto Boseki Co., Ltd. .........      43,000         122,433
    #Nitto Denko Corp. ..............      25,000         396,552
     Noritz Corp. ...................      17,000         286,404
     North Pacific Bank, Ltd. .......      34,000         171,172
     OSG Manufacturing Co., Ltd. ....      14,000          93,655
    #Ogaki Kyoritsu Bank, Ltd. ......      50,000         276,355
     Oita Bank, Ltd. ................       9,000          72,266
     Okamura Corp. ..................      16,000         114,759
    *Okasan Securities Co., Ltd. ....      56,000         246,621
    #Okumura Corp. ..................      43,000         391,872
     Okura Industrial Co., Ltd. .....      12,000          81,576
     Olympus Optical Co., Ltd. ......      94,000         898,325
    #Optec Dai-Ichi Denko Co., Ltd. .      13,000          64,424
    #Parco Co., Ltd. ................       9,000          93,103
    *Pasco Corp. ....................      16,000          64,946
     Pioneer Electronic Corp. .......      67,000       1,168,374
     Q.P. Corp. .....................      39,000         320,837
    #Rengo Co., Ltd. ................      48,000         336,236
    *Renown, Inc. ...................     104,000         338,128
     Rhythm Watch Co., Ltd. .........      29,000         102,286
     Ricoh Co., Ltd., Tokyo .........     164,000       1,680,394
     Royal Co., Ltd. ................      15,000         229,064
    #Ryosan Co., Ltd. ...............       7,000         193,103
     Ryoyo Electro Corp. ............       6,000         140,690
    #SXL Corp. ......................      29,000         291,429
     Sakai Chemical Industry Co.,
      Ltd.  .........................      36,000         223,448
     San-In Godo Bank, Ltd. .........      62,000         503,330
    #Sanden Corp. ...................      24,000         141,399
     Sanki Engineering Co., Ltd. ....      32,000         343,645
     Sankyo Aluminum Industry Co.,
      Ltd.  .........................      66,000         330,325
   *#Sankyo Seiki Manufacturing Co.,
      Ltd.  .........................      18,000         150,739
    *Sanrio Co., Ltd. ...............      17,000         195,961
     Sanyo Electric Co., Ltd. .......     491,000       2,563,842
     Sanyo Shokai, Ltd. .............      25,000         146,059
     Sanyo Special Steel Co., Ltd. ..      74,000         309,123
     Seino Transportation Co., Ltd. .      54,000         899,113
     Seiren Co., Ltd. ...............       8,000          57,773

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                           Shares           Value+
                                           ------           ------
     Seiyo Food Systems, Inc. .......      21,000      $  194,069
     Sekisui Chemical Co., Ltd. .....     100,000       1,290,640
     Sekisui House, Ltd. ............     265,000       3,106,897
     Sekisui Plastics Co., Ltd. .....      25,000         127,833
     Senshukai Co., Ltd. ............      15,000         263,054
    *Settsu Corp. ...................      76,000         223,882
     Sharp Corp., Osaka .............      13,000         184,433
     Shiga Bank, Ltd. ...............      75,000         450,000
     Shimizu Bank, Ltd. .............       2,000         134,975
    #Shinagawa Fuel Co., Ltd. .......      32,000         238,345
     Shinmaywa Industries, Ltd. .....      40,000         332,611
     Shinwa Bank, Ltd. ..............      27,000         154,818
     Shionogi & Co., Ltd. ...........      61,000         527,064
     Shiseido Co., Ltd. .............     148,000       1,574,778
    *Shokusan Jutaku Sogo Co., Ltd. .      27,000          87,251
     Showa Electric Wire & Cable Co.,
      Ltd., Kawasaki  ...............      47,000         217,635
     Showa Sangyo Co., Ltd. .........      73,000         309,980
    #Sintokogio, Ltd., Nagoya .......      10,000          74,975
    *Sogo Co., Ltd. .................      22,000          78,030
     Sony Corp. .....................     110,800       5,894,778
     Stanley Electric Co., Ltd. .....      73,000         431,527
     Star Micronics Co., Ltd. .......      10,000          76,256
     Sumitomo Corp. .................     268,000       2,666,798
    *Sumitomo Metal Industries, Ltd.,
      Osaka  ........................     577,000       1,756,581
     Sumitomo Osaka Cement Co.,  Ltd.      19,000          87,419
     Sumitomo Realty & Development
      Co., Ltd.  ....................     153,000       1,029,547
     Sumitomo Warehouse Co., Ltd. ...      16,000         100,256
     Sun Wave Corp. .................       8,000          98,522
     Suruga Bank, Ltd. ..............      54,000         343,153
     Suzuki Motor Corp. .............      85,000         946,305
     Suzutan Co., Ltd. ..............       7,000          45,517
     TDK Corp. ......................      24,000       1,220,099
    *TEC Corp. ......................     103,000         442,443
     TOC Co., Ltd. ..................      22,000         221,084
     Tadano, Ltd. ...................      22,000         186,187
    *Taiheiyo Securities Co., Ltd. ..      21,000          70,345
     Taikisha, Ltd. .................       8,000         137,143
     Taisei Corp. ...................     185,000       1,210,246
    #Taisei Rotec Corp. .............      30,000         210,443
     Taiyo Yuden Co., Ltd. ..........      28,000         281,379
     Tamura Corp. ...................      18,000         123,783
     Tanabe Seiyaku Co., Ltd. .......      83,000         558,512
     Teijin, Ltd. ...................     177,000         934,700
     Tenma Corp. ....................      12,000         231,724
     Toa Steel Co., Ltd. ............      39,000         174,828
     Tochigi Sogo Bank, Ltd. ........      21,000         196,552
     Toda Corp. .....................      50,000         408,374
     Toenec Corp. ...................      31,000         253,498
     Toho Bank, Ltd. ................      59,000         422,591
     Tokai Carbon Co., Ltd. .........      38,000         183,074
     Tokai Rika Co., Ltd. ...........      21,000         167,379
     Tokico, Ltd. ...................      39,000         165,222
     Toko, Inc. .....................       8,000          54,384
    #Tokuyama Corp. .................      48,000         347,113
     Tokyo Broadcasting System, Inc.       35,000         586,207
    *Tokyo Securities Co., Ltd. .....      33,000         147,931
    #Tokyo Sowa Bank, Ltd. ..........      61,000         243,399
     Tokyo Steel Manufacturing Co.,
      Ltd.  .........................      36,000         666,798
     Tokyo Style Co., Ltd. ..........      38,000         572,808
     Tokyo Tatemono Co., Ltd. .......      79,000         337,015

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            Shares           Value+
                                            ------           ------
    *Tokyo Tekko Co., Ltd. ..........        9,000    $     44,778
     Tokyu Car Corp. ................       22,000         108,374
     Tokyu Construction Co., Ltd. ...       78,000         345,813
     Tokyu Department Store Co.,
      Ltd.  .........................       69,000         428,276
     Tokyu Land Corp. ...............       84,000         339,310
     Tokyu Store Chain Corp. ........       11,000          82,365
     Tonami Transportation Co., Ltd.        29,000         170,286
     Toshiba Engineering &
      Construction Co., Ltd.  .......       19,000         151,064
    *Toshiba Machine Co., Ltd. ......       27,000         130,079
   *#Towa Real Estate Development
      Co., Ltd.  ....................       18,000          75,724
     Toyo Engineering Corp. .........       61,000         344,966
     Toyo Ink Manufacturing Co., Ltd.      104,000         528,709
     Toyo Kanetsu K.K. ..............       37,000         157,113
     Toyo Seikan Kaisha, Ltd ........       37,000       1,126,404
     Toyo Suisan Kaisha, Ltd. .......       33,000         338,128
   *#Toyo Tire & Rubber Co., Ltd. ...       33,000         128,424
     Toyo Trust & Banking Co., Ltd. .      256,000       2,000,079
     Toyoda Machine Works, Ltd. .....       45,000         365,320
     Toyota Auto Body Co., Ltd. .....       18,000         153,399
     Toyota Motor Corp. .............      689,000      13,644,237
     Toyota Tsusho Corp. ............       91,000         573,793
     Tsubakimoto Chain Co. ..........       48,000         242,601
    #Tsubakimoto Precision Products
      Co., Ltd.  ....................        3,000          39,015
     Tsutsunaka Plastic Industry Co.,
      Ltd.  .........................        4,000          35,468
     UNY Co., Ltd. ..................       30,000         588,177
     Unisia Jecs Corp. ..............       41,000         226,207
    *Victor Co. of Japan, Ltd. ......       98,000       1,110,345
     Wacoal Corp. ...................       48,000         614,778
     Yakult Honsha Co., Ltd. ........       63,000         837,931
     Yamagata Bank, Ltd. ............       35,000         192,069
     Yamaguchi Bank, Ltd. ...........       37,000         634,286
     Yamaichi Securities Co., Ltd. ..      454,000       2,880,556
     Yamamura Glass Co., Ltd. .......       47,000         275,517
     Yamatake Honeywell Co., Ltd. ...       30,000         404,926
    *Yamatane Securities Co., Ltd. ..       16,000          55,172
     Yamato Kogyo Co., Ltd. .........       36,000         328,079
     Yasuda Trust & Banking Co., Ltd.      426,000       2,056,552
    #Yodogawa Steel Works, Ltd. .....       66,000         520,197
    #Yokogawa Bridge Corp. ..........       17,000         246,207
     Yokogawa Electric Corp. ........       92,000         775,882
     Yokohama Reito Co., Ltd. .......        7,000          80,690
     Zexel Corp. ....................       16,000         106,404
                                                      -------------
   TOTAL COMMON STOCKS
     (Cost $238,198,894)  ...........                  229,735,721
                                                      -------------
   INVESTMENT IN CURRENCY -- (0.8%) .
    *Japanese Yen (Cost $4,948,138) .                    4,952,111
                                                      -------------
   TOTAL -- JAPAN
     (Cost $243,147,032)  ...........                  234,687,832
                                                      -------------
   UNITED KINGDOM -- (19.1%)
   COMMON STOCKS -- (19.0%)
     ASDA Group P.L.C. ..............      877,000       1,354,342
     Abbey National P.L.C. ..........      405,200       3,971,321
     Anglian Water P.L.C. ...........      152,400       1,377,146
     Argyll Group P.L.C. ............      362,095       1,721,831
     Arjo Wiggins Appleton P.L.C. ...      265,700         696,728
     Associated British Foods P.L.C.       153,100       1,650,334

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                            Shares           Value+
                                            ------           ------
     Associated British Ports
     Holdings  P.L.C.  ..............      129,800    $    565,623
     BAA P.L.C. .....................      194,000       1,456,434
     BICC P.L.C. ....................       58,750         254,215
     Bank of Scotland (Governor and
      Company of the)  ..............        1,550           6,423
     Barclays P.L.C. ................      515,899       6,192,155
     Bass P.L.C. ....................      299,800       3,158,336
     Blenheim Group P.L.C. ..........       26,200          97,746
     Boddington Group P.L.C. ........       35,510         241,612
     British Gas P.L.C. .............    1,330,000       4,961,911
     British Land Co. P.L.C. ........      126,040         724,609
     British Petroleum Co. P.L.C. ...      733,904       5,762,185
     British Steel P.L.C. ...........    1,038,500       2,683,494
     British Vita P.L.C. ............       67,700         212,202
     Brixton Estate P.L.C. ..........      110,700         301,283
     Bryant Group P.L.C. ............       81,000         127,564
     Burford Holdings P.L.C. ........       67,000         104,492
     Burton Group P.L.C. ............      460,700         894,601
     Camas P.L.C. ...................       37,100          41,694
     Capital Shopping Centres P.L.C.        60,000         188,984
     Coats Viyella P.L.C. ...........      216,000         591,173
     Commercial Union P.L.C. ........      227,240       2,241,052
     Courtaulds Textiles P.L.C. .....       15,650          99,783
     Delta P.L.C. ...................       46,000         272,896
     English China Clays P.L.C. .....       98,587         495,933
     First Leisure Corp. P.L.C. .....       16,900          91,474
     Forte P.L.C. ...................      549,412       2,877,174
     General Accident P.L.C. ........      193,900       1,971,546
     Great Portland Estates P.L.C. ..      188,175         480,492
     Great Universal Stores P.L.C. ..      343,200       3,232,477
     Greenalls Group P.L.C. .........       62,400         512,350
     Guardian Royal Exchange P.L.C. .      424,659       1,740,134
     Hambros P.L.C. .................       70,654         217,140
     Harrisons & Crosfield P.L.C.. ..      229,000         507,704
     Hillsdown Holdings P.L.C. ......      215,344         510,355
     ICI (Imperial Chemical
      Industries  P.L.C.)  ..........      247,200       2,865,004
     Ladbroke Group P.L.C. ..........      676,821       1,490,197
     Laird Group P.L.C. .............       31,500         194,581
     Lasmo P.L.C. ...................      329,535         813,732
     Lex Service P.L.C. .............       31,383         138,676
     Lonrho P.L.C. ..................      453,238       1,157,312
     Lucas Industries P.L.C. ........        1,185           3,352
     MFI Furniture Group P.L.C. .....      175,300         422,153
     Manweb P.L.C. ..................       34,900         549,096
     Marley P.L.C. ..................       68,228         117,882
     Mercury Asset Management  Group
      P.L.C.  .......................           91           1,230
     Meyer International P.L.C. .....       37,847         225,685
     Mirror Group P.L.C. ............      242,000         695,634
     National Westminster Bank
      P.L.C.  .......................      562,833       5,731,407
     North West Water Group P.L.C. ..      195,062       1,774,586
     Northumbrian Water Group  P.L.C.       40,307         720,448
     Ocean Group P.L.C. .............       43,600         254,658
     Peel Holdings P.L.C. ...........       32,500         158,519
     Pilkington P.L.C. ..............      272,924         805,391
     Racal Electronics P.L.C. .......       86,100         331,750
     Redland P.L.C. .................      168,000         976,114
     Rolls-Royce P.L.C. .............      305,473         836,052
     Royal Bank of Scotland Group
      P.L.C.  .......................       65,499         557,824
     Royal Insurance Holdings P.L.C.       317,508       1,878,768

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            Shares           Value+
                                            ------           ------
     Rugby Group P.L.C. .............      207,000    $    338,658
     Scottish & Newcastle P.L.C. ....       47,600         456,333
     Scottish Hydro-Electric P.L.C. .      124,000         671,170
     Sears P.L.C. ...................      518,500         792,787
     Seeboard P.L.C. ................       76,500         746,259
     Severn Trent P.L.C. ............      216,206       2,218,205
     Shell Transport & Trading Co.
      P.L.C.  .......................    1,075,300      13,235,275
     Slough Estates P.L.C. ..........      227,000         739,287
     South West Water P.L.C. ........       73,679         561,023
     South Western Electricity P.L.C.       35,400         487,139
     Southern Water P.L.C. ..........      100,060       1,021,985
     Stakis P.L.C. ..................      279,000         358,336
     Sun Alliance Group P.L.C. ......      254,640       1,553,485
     T & N P.L.C. ...................      156,397         312,066
     TSB Group P.L.C. ...............      116,400         720,801
     Tarmac P.L.C. ..................      536,170         787,012
     Taylor Woodrow P.L.C. ..........      182,986         314,759
     Telegraph P.L.C. ...............       34,700         223,898
     Tesco P.L.C. ...................      654,545       2,892,310
     Thames Water P.L.C. ............      193,059       1,632,385
    *Tiphook P.L.C. .................        5,500           1,430
     Trafalgar House P.L.C. .........       73,440          26,950
     Transport Development Group
      P.L.C.  .......................       49,200         144,435
    *Trocadero P.L.C. ...............       67,000          44,050
     Unigate P.L.C. .................       72,600         462,893
     Unilever P.L.C. ................       51,400         995,743
     United Biscuits Holdings P.L.C.       167,382         670,529
     Vaux Group P.L.C. ..............       67,762         271,453
     WPP Group P.L.C. ...............      206,900         499,833
    *Waste Management International
      P.L.C.  .......................       20,000          99,079
     Welsh Water P.L.C. .............       81,166         855,068
     Wessex Water P.L.C. ............      124,246         642,106
     Whitbread P.L.C. ...............      179,600       1,834,384
     Wilson Bowden P.L.C. ...........       27,000         143,252
     Wimpey (George) P.L.C. .........      171,550         343,613
     Wolverhampton & Dudley
      Breweries P.L.C.  .............       38,700         313,613
     Yorkshire Water P.L.C. .........      120,424       1,115,817
                                                      -------------
   TOTAL COMMON STOCKS
     (Cost $102,130,983)  ...........                  115,816,420
                                                      -------------
   INVESTMENT IN CURRENCY -- (0.1%)
    *British Pound Sterling
     (Cost $255,174)  ...............                      253,011
                                                      -------------
   PREFERRED STOCK -- (0.0%)
    *Welsh Water P.L.C. Cumulative
     Redeemable  ....................       76,860         126,920
    *Wessex Water P.L.C. Cumulative
     Redeemable  ....................      149,096         115,124
                                                      -------------
   TOTAL PREFERRED STOCK
     (Cost $111,389)  ...............                      242,044
                                                      -------------
   RIGHTS/WARRANTS -- (0.0%)
    *Pilkington P.L.C. Rights
     12/11/95 (Cost $0)  ............       68,231          38,600
                                                      -------------
   TOTAL -- UNITED KINGDOM
     (Cost $102,497,546)  ...........                  116,350,075
                                                      -------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            Shares           Value+
                                            ------           ------
   GERMANY -- (8.0%)
   COMMON STOCKS -- (7.8%)
     AEG AG .........................        3,900    $    384,610
     AGIV AG fuer Industrie &
      Verkehrswesen  ................        7,500         138,390
    #BASF AG ........................       13,750       3,012,267
     BHF Bank .......................       16,500         432,740
    #BMW (Bayerische Motorenwerke
      AG), Muenchen  ................        3,836       2,065,131
     Badenwerk AG ...................          950         324,326
     Bankgesellschaft Berlin AG .....        5,050       1,359,347
    #Bayer AG .......................       15,950       4,147,881
    #Bayerische Hypotheken und
      Wechselbank AG  ...............       55,700       1,378,065
    #Bayerische Vereinsbank AG ......       53,350       1,539,297
     Berliner Kraft & Licht Bewag AG
     Series A  ......................        1,550         444,648
     Bilfinger & Berger Bau AG,
      Mannheim  .....................          800         310,712
   *#Bremer Vukan Verbund AG ........        2,750          80,390
     CKAG Colonia Konzern AG ........          215         157,498
    #Commerzbank AG .................        7,825       1,808,889
     Continental AG .................       19,000         278,369
     DBV Holding AG .................          800         268,141
    #Daimler-Benz AG ................        8,250       4,056,583
    #Deutsche Bank AG ...............       31,600       1,481,728
     Deutsche Hypothekenbank
      Frankfurt AG  .................          300         183,483
     Deutsche Pfandbrief und
      Hypothekenbank AG  ............        6,600         250,864
    #Dresdner Bank AG, Frankfurt ....      100,600       2,694,022
     GEA AG .........................          300         108,224
     Heidelberger Zement AG,
      Heidelberg  ...................          800         486,524
    #Hoechst AG .....................       12,600       3,259,281
     Holzmann (Philipp) AG ..........        1,000         375,259
     Karstadt AG ....................        1,750         690,567
    *Koelnische Rueckversicherungs-
      Gesellschaft AG  ..............          200         140,152
    *Koelnische Rueckversicherungs-
     Gesellschaft AG Em 95  .........          100          67,035
     Linde AG .......................          100          58,604
    #Man AG, Muenchen ...............        2,950         832,809
   *#Metallgesellschaft AG, Frankfurt       17,640         388,275
     Preussag AG ....................        3,050         877,270
    *Ruetgerswerke AG ...............          467          77,134
     Schmalbach-Lubeca AG ...........          780         113,739
    #Siemens AG .....................       11,350       5,926,001
     Thuega AG ......................          557         184,384
    *Thyssen AG .....................        2,450         452,751
    *Thyssen Industrie AG, Essen ....        1,950         191,361
    #Veba AG ........................      100,500       4,097,788
     Vereins & Westbank AG ..........          807         178,466
     Volkswagen AG ..................        6,900       2,236,420
                                                       -----------
   TOTAL COMMON STOCKS
     (Cost $41,855,169)  ............                   47,539,425
                                                       -----------
   INVESTMENT IN CURRENCY -- (0.2%)
    *German Marks (Cost $1,093,075) .                    1,085,215
                                                       -----------
   TOTAL -- GERMANY
     (Cost $42,948,244)  ............                   48,624,640
                                                       -----------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                          Shares             Value+
                                          ------             ------
   FRANCE -- (7.2%)
   COMMON STOCKS -- (7.1%)
     Accor SA .......................      5,446       $   662,041
     Alcatel Alsthom Cie Generale
      d'Electricite SA  .............     41,012         3,420,820
     Au Bon Marche SA ...............      2,500           458,877
    #Axa SA .........................     45,079         2,700,219
     Bouygues .......................      4,100           450,712
     CPR (Cie Parisienne de
      Reescompte)  ..................      2,200           170,351
    *Cap Gemini Sogeti SA ...........     10,000           298,897
     Carnaudmetalbox SA .............     17,100           752,606
    *Centrale du Groupe des
      Assurances Nationales SA  .....     13,800           444,313
     Chargeurs SA ...................      2,050           444,132
     Christian Dior SA ..............     10,800         1,042,086
     Ciments Vicat ..................        800            73,821
    *Club Mediterranee SA ...........      2,444           197,579
     Credit Commercial de France ....     13,133           619,108
     Credit Foncier de France .......      7,200           140,534
     Credit National ................      2,575           175,730
     Dassault Aviation SA ...........      2,500           171,615
     ECIA (Equipements et Composants
     pour l'Industrie Automobile)  ..      1,100           125,777
     Elf Aquitaine SA ...............     73,784         5,174,502
     Eridania Beghin-Say SA .........      7,200         1,174,243
     Financiere de Paribas SA
      Series A ......................     33,020         1,838,124
     Groupe Andre SA ................      1,000            68,205
     Labinal SA .....................      1,000            98,295
     Navigation Mixte SA ............      4,386           659,880
     Pechiney International SA ......     20,150           401,383
     Peugeot SA .....................     13,650         1,766,148
     Poliet SA ......................      6,322           509,818
     Rhone-Poulenc SA Series A ......     87,207         1,868,347
     Saint Louis (SLB) ..............      2,100           548,485
     Saint-Gobain ...................     22,958         2,648,114
     Sanofi SA ......................      2,365           137,061
    *Societe Centrale
      d'Investissements  ............        100            28,084
     Societe Centrale des Assurances
      Generales de France SA  .......     37,100         1,194,493
     Societe Generale Paris .........     23,790         2,806,123
     Sommer-Allibert SA .............        600           157,432
     Sophia SA ......................        800            33,220
     Sovac SA .......................      2,500           305,918
     Spie Batignolles ...............     25,760           948,753
     Suez SA ........................     43,704         1,642,078
     Thomson CSF ....................     28,456           625,062
     Total SA Series B ..............     63,644         3,919,500
     UAP SA .........................     82,000         2,125,256
                                                      -------------
   TOTAL COMMON STOCKS
     (Cost $44,708,916)  ............                   43,027,742
                                                      -------------
   INVESTMENT IN CURRENCY -- (0.1%)
    *French Francs (Cost $668,863) ..                      665,113
                                                      -------------
   RIGHTS/WARRANTS -- (0.0%)
    *Sophia SA Warrants 03/31/99
     (Cost $0)  .....................        400               365
                                                      -------------
   TOTAL -- FRANCE
     (Cost $45,377,779)  ............                   43,693,220
                                                      -------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                          Shares             Value+
                                          ------             ------
   SWITZERLAND -- (6.2%)
   COMMON STOCKS -- (6.0%)
    *Ascom Holding AG, Bern .........        600       $   531,743
     BBC Brown Boveri AG, Baden .....        480           552,194
     Baer Holding AG, Zuerich .......        425           494,354
     Baloise Holding, Basel .........        514         1,040,264
     Banque Cantonale Vaudoise ......      1,505           775,905
     Bobst SA, Prilly ...............      1,005         1,541,542
     CS Holding, Zuerich (Namen) ....     68,000         6,461,015
     Forbo Holding AG, Eglisau ......      3,380         1,316,285
     Landis & Gyr AG, Zug ...........      3,100         1,946,911
    *Oerlikon-Buehrle Holding AG,
      Zuerich  ......................     23,000         1,881,551
     Pargesa Holding SA, Geneve .....      1,785         2,129,528
     Rieter Holding AG, Winterthur ..      1,125           309,651
     SBV (Schweizerischer Bankverein)     26,450        10,548,445
     SBV (Schweizerischer Bankverein)
      (Namen)  ......................        500            99,489
     SIG (Schweizerische Industrie
      Gesellschaft Holding AG),
      Neuhausen am Rheinfall  .......        390           747,763
    *Saurer AG, Arbon ...............      2,200           764,891
     Schindler Holding AG, Hergiswil         170           851,086
     Schindler Holding AG, Hergiswil
      (Participating)  ..............         95            95,526
    *Societe International Pirelli
      SA, Basel  ....................      4,100           447,209
     Sulzer AG, Winterthur ..........      6,125         3,392,629
     Sulzer AG, Winterthur
      (Participating)  ..............        175            91,265
    *Swissair Schweizerische
      Luftverkehr AG, Zuerich  ......        900           638,858
                                                       -----------
   TOTAL COMMON STOCKS
     (Cost $34,602,327)  ............                   36,658,104
                                                       -----------
   INVESTMENT IN CURRENCY -- (0.2%)
    *Swiss Francs (Cost $933,640) ...                      926,878
                                                       -----------
   RIGHTS/WARRANTS -- (0.0%)
    *Rieter Holding AG, Winterthur
     Warrants 03/13/96 (Cost $0)  ...      1,125             2,109
                                                       -----------
   TOTAL -- SWITZERLAND
     (Cost $35,535,967)  ............                   37,587,091
                                                       -----------
   NETHERLANDS -- (4.6%)
   COMMON STOCKS -- (4.6%)
     ABN Amro Holding NV ............    110,253         4,909,970
     Akzo Nobel NV ..................      2,900           327,795
     DSM NV .........................     23,000         1,832,613
     Fortis Amev NV .................     49,358         3,298,662
     Gist-Brocades NV ...............     11,396           330,829
     Heineken Holding NV Series A ...        800           129,957
     Hollandsche Beton Groep NV .....      2,470           364,321
     Internationale Nederlanden Groep
      NV  ...........................    188,082        12,314,200
     KLM Royal Dutch Airlines NV ....     47,800         1,641,557
     Nedlloyd Groep NV, Rotterdam ...     17,100           333,762
     Oce Van der Grinten NV, Venlo ..     12,300           752,131
     Pakhoed NV .....................      8,100           221,637
     Philips Electronics NV .........     22,900           901,007
     Royal Dutch Petroleum Co., Den
      Haag  .........................        400            51,464
     Stad Rotterdam .................     22,457           657,481
                                                       -----------
                                       21

THE DFA INTERNATINAL VALUE SERIES
CONTINUED
                                           Shares            Value+
                                           ------            ------
   TOTAL COMMON STOCKS
     (Cost $20,957,891)  ............                  $28,067,386
                                                      -------------
   INVESTMENT IN CURRENCY -- (0.0%)
    *Netherlands Guilder (Cost
     $162,988)  .....................                      161,056
                                                      -------------
   RIGHTS/WARRANTS -- (0.0%)
    *Stad Rotterdam Rights 01/12/96
     (Cost $0)  .....................       22,457               0
                                                      -------------
   TOTAL -- NETHERLANDS
     (Cost $21,120,879)  ............                   28,228,442
                                                      -------------
   HONG KONG -- (3.8%)
   COMMON STOCKS -- (3.7%)
     Allied Properties (Hong Kong),
     Ltd.  ..........................    1,778,000         218,442
    #Amoy Properties, Ltd. ..........    1,771,000       1,694,846
     CDL Hotels International, Ltd. .    1,189,710         534,658
     Century City International
      Holdings, Ltd..................    1,482,646         333,631
     Chinese Estates Holdings, Ltd. .      588,000         395,422
     Great Eagle Holdings, Ltd. .....      334,600         891,401
     HKR International, Ltd. ........      719,200         613,866
     Hang Lung Development Co., Ltd.       961,000       1,522,438
     Hong Kong & Shanghai Hotels,
      Ltd............................      845,000       1,065,470
     Hysan Development Co., Ltd. ....      375,000         977,207
     Lai Sun Development Co., Ltd. ..    1,940,000         243,362
     Lai Sun Garment (International),
      Ltd............................      114,000         118,681
     Miramar Hotel & Investment Co.,
      Ltd.  .........................      175,000         345,134
     New World Development Co., Ltd.     1,240,739       5,182,782
    *Orient Telecom & Technology
      Holdings, Ltd.  ...............    1,178,000         365,626
    #Paliburg Holdings, Ltd. ........      712,500         511,397
     Realty Development Corp., Ltd.
      Series A  .....................       98,000         314,310
    #Regal Hotels International
      Holdings, Ltd..................    2,198,816         486,256
     Semi-Tech (Global) Co., Ltd. ...      250,323         385,237
    *Sino Hotels (Holdings), Ltd. ...      494,230         111,853
    #Sino Land Co., Ltd. ............    1,797,200       1,406,151
     Stelux Holdings International,
      Ltd............................      601,552         154,035
     Tsim Sha Tsui Properties, Ltd. .      294,000         226,227
    #Wharf Holdings, Ltd. ...........      986,000       3,296,230
     Wheelock and Co., Ltd. .........      750,000       1,246,363
                                                      -------------
   TOTAL COMMON STOCKS
     (Cost $23,519,121)  ............                   22,641,025
                                                      -------------
   INVESTMENT IN CURRENCY -- (0.1%)
    *Hong Kong Dollars
     (Cost $435,240)  ...............                      435,348
                                                      -------------
   RIGHTS/WARRANTS -- (0.0%)
    *Century City International
      Holdings, Ltd. Warrants
      12/31/95 (Cost $0)  ...........        4,512               6
    *HKR International, Ltd. Warrants
      06/23/00  .....................      143,840          46,970

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            Shares           Value+
                                            ------           ------
    *Paliburg Holdings, Ltd. Warrants
     12/31/98  ......................       88,254     $     7,989
                                                      -------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)  .....................                       54,965
                                                      -------------
                                              Face
                                             Amount
                                              (000)
   BONDS -- (0.0%)
    *HKR International, Ltd. 6.00%
     06/26/00 (Cost $219,959)  ......           19         204,477
                                                      -------------
   TOTAL -- HONG KONG
     (Cost $24,174,320)  ............                   23,335,815
                                                      -------------
                                            Shares
                                        -----------
   AUSTRALIA -- (3.1%)
   COMMON STOCKS -- (3.1%)
     Australia and New Zealand
     Banking  Group, Ltd.  ..........      504,800       2,249,504
    *Australian National Industries,
      Ltd............................      257,700         206,707
     Boral, Ltd. ....................      361,000         855,291
     Burns, Philp & Co., Ltd. .......      181,614         403,308
     CSR, Ltd. ......................      312,712       1,001,009
    *Caltex Australia, Ltd. .........       46,600         162,667
    #Commonwealth Bank of Australia .      190,926       1,486,081
     Fosters Brewing Group, Ltd. ....      554,940         910,866
     Goodman Fielder, Ltd. ..........      463,713         464,943
     Hardie (James) Industries, Ltd.       105,756         174,371
     MIM Holdings, Ltd. .............      626,394         851,363
    #National Australia Bank, Ltd ...      316,995       2,763,992
     News Corp., Ltd. ...............      550,820       2,888,221
     Pasminco, Ltd. .................       75,500          86,354
     Pioneer International, Ltd. ....      190,000         485,432
     QCT Resources, Ltd. ............      123,832         147,153
     Renison Goldfields Consolidated,
      Ltd.  .........................       37,548         172,900
     Santos, Ltd. ...................      208,125         550,289
     Southcorp Holdings, Ltd. .......      158,708         352,441
     Westpac Banking Corp. ..........      706,810       2,929,228
                                                      -------------
   TOTAL COMMON STOCKS
     (Cost $17,302,875)  ............                  19,142,120
                                                      -------------
   INVESTMENT IN CURRENCY -- (0.0%)
    *Australian Dollar (Cost $46,660)                      45,904
                                                      -------------
   TOTAL -- AUSTRALIA
     (Cost $17,349,535)  ............                  19,188,024
                                                      -------------
   ITALY -- (2.9%)
   COMMON STOCKS -- (2.5%)
    #Banca Commerciale Italiana SpA .    1,034,000      1,965,829
    *Banca Nazionale dell'Agricoltura
      SpA  ..........................       75,000         46,811
    *Banca Toscana ..................      302,500        522,139
   *#Banca di Roma ..................    2,196,000      1,972,144
    #Banco Ambrosiano Veneto SpA ....      349,000        862,133
   *#Banco di Napoli ................      335,000        155,034
   *#CIR SpA (Cie Industriale
      Riunite),  Torino  ............      885,000        525,244
     Cartiere Burgo SpA .............       40,000        195,622
    #Credito Italiano ...............    1,770,000      1,823,133
    *FERFIN (Ferruzzi Finanziaria
      SpA)  .........................       30,935         19,888
     Fiat SpA .......................      207,000        625,272
    #Fidis SpA ......................      216,500        358,125

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                            Shares           Value+
                                            ------           ------
   *#Gemina SpA, Milano .............    1,094,000     $   431,716
    #Italcementi Fabbriche Riunite
      Cemento SpA, Bergamo  .........      157,000         845,385
     Italmobiliare SpA, Milano ......       14,330         184,166
    *La Fondiara Assicurazioni SpA ..       79,800         326,386
     Magneti Marelli SpA ............       50,000          61,757
    *Milano Assicurazioni SpA .......       49,520         161,041
   *#Olivetti (Ing C & C) SpA, Ivrea     1,617,000       1,071,932
   *#Pirelli SpA ....................      447,000         543,724
    *Telecom Italia SpA .............    1,150,000       1,564,259
    #Toro Assicurazioni Cia Anonima
      d'Assicurazione di Torino SpA         39,000         534,146
     Unipol SpA .....................       37,870         241,572
                                                      -------------
   TOTAL COMMON STOCKS
     (Cost $18,098,783)  ............                   15,037,458
                                                      -------------
   INVESTMENT IN CURRENCY -- (0.4%)
    *Italian Lira (Cost $2,391,883) .                    2,400,444
                                                      -------------
   RIGHTS/WARRANTS -- (0.0%)
    *Olivetti (Ing C & C) SpA Rights
     12/15/95 (Cost $0)  ............    1,617,000          92,530
                                                      -------------
   TOTAL -- ITALY (Cost $20,490,666)                    17,530,432
                                                      -------------
   SWEDEN -- (2.4%)
   COMMON STOCKS -- (2.4%)
     Celsius Industrier AB Series B .        2,400          49,503
     Electrolux AB Series B .........        8,900         382,788
     Gullspangs Kraft AB Series B ...        6,200          87,624
     Industrie AB Euroc, Malmoe
      Series A  .....................        3,000          79,297
     Kinnevik Industrifoervaltnings
      AB  Series B  .................        3,500          99,465
     Marieberg Tidnings AB Series A .        9,400         224,049
     Mo Och Domsjoe AB Series B .....        3,500         175,401
     NCC AB Series B ................       31,000         355,233
     SSAB Swedish Steel Series A ....       59,400         594,454
     Skandinaviska Enskilda Banken
      Series A  .....................      333,700       2,600,260
     Stora Kopparbergs Bergslags AB
     Series A  ......................      166,500       2,098,739
     Svenka Cellulosa AB Series B ...      122,100       2,070,756
     Svenska Handelsbanken Series A .      144,500       2,925,325
     Svenska Kullagerfabriken AB
      Series B  .....................        9,100         184,225
     Sydkraft AB Series C ...........        8,800         146,555
     Trelleborg AB Series B .........       64,900         733,782
    *Trygg-Hansa AB Series B ........       36,900         583,522
     Volvo AB Series B ..............       55,000       1,142,857
                                                      -------------
   TOTAL -- SWEDEN
     (Cost $12,468,638)  ............                   14,533,835
                                                      -------------
   SPAIN -- (2.2%)
   COMMON STOCKS -- (2.1%)
     Autopistas del Mare Nostrum SA .       13,300         170,707
     Banco Central Hispanoamericano
      SA  ...........................       69,600       1,427,620
     Dragados y Construcciones SA ...       23,000         299,878
     Fabricacion de Automoviles
      Renault  de Espana SA  ........        9,146         132,992
     Fuerzas Electricas de Cataluna
      SA Series A  ..................       88,700         577,883

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            Shares           Value+
                                            ------           ------
     GESA (Gas y Electricidad SA) ...        4,100     $   210,496
     Iberdrola SA ...................      385,700       3,274,220
     Sevillana de Electricidad ......      125,100         888,200
     Telefonica de Espana SA ........      370,400       5,115,190
     Union Electrica Fenosa SA ......      122,200         663,116
     Vallehermoso SA ................       17,200         304,598
                                                      -------------
   TOTAL COMMON STOCKS
     (Cost $11,389,708)  ............                   13,064,900
                                                      -------------
   INVESTMENT IN CURRENCY -- (0.1%)
    *Spanish Peseta (Cost $368,619) .                      364,429
                                                      -------------
   TOTAL -- SPAIN (Cost $11,758,327)                    13,429,329
                                                      -------------
   SINGAPORE -- (1.4%)
   COMMON STOCKS -- (1.4%)
     Far East Levingston
     Shipbuilding,  Ltd.  ...........       30,000         126,731
     Hotel Properties, Ltd. .........      333,000         491,757
     Industrial & Commercial Bank,
      Ltd............................       13,000          46,148
     Marco Polo Developments, Ltd. ..      265,000         361,235
     Natsteel, Ltd. .................      183,000         376,784
     Neptune Orient Lines, Ltd. .....      593,000         623,103
     Shangri-La Hotel, Ltd. .........      123,000         417,423
     Singapore Land, Ltd. ...........      298,000       1,787,788
     Straits Steamship Land, Ltd. ...      359,000       1,136,770
     Straits Trading Co., Ltd. ......      243,000         548,626
     United Industrial Corp., Ltd. ..    1,368,000       1,184,920
    #United Overseas Land, Ltd. .....      458,000         884,459
     Wing Tai Holdings, Ltd. ........       96,000         186,070
                                                      -------------
   TOTAL COMMON STOCKS
     (Cost $8,029,110)  .............                    8,171,814
                                                      -------------
   INVESTMENT IN CURRENCY -- (0.0%)
    *Singapore Dollars (Cost
      $124,854)  ....................                      125,292
                                                      -------------
   TOTAL -- SINGAPORE
     (Cost $8,153,964)  .............                    8,297,106
                                                      -------------
   BELGIUM -- (1.2%)
   COMMON STOCKS -- (1.2%)
    #Banque Bruxelles Lambert .......        4,900         815,980
     Banque Bruxelles Lambert
      (Precompte Reduit)  ...........          128          21,294
     CMB (Cie Martime Belge) ........        2,300         160,168
     Electrafina SA .................        6,600         621,699
     Generale de Banque SA ..........        2,600         874,685
     Gevaert Photo-Producten NV .....        2,700         158,503
     Glaverbel SA ...................          922         101,428
    *Glaverbel SA VVPR ..............           22               3
     Groupe Bruxelles Lambert SA,
      Bruxelles  ....................        5,200         667,384
     Nationale a Portefeuille .......        3,800         227,553
     Powerfin SA ....................        6,200         739,411
     Societe Generale de Belgique SA        19,080       1,418,563
     Sofina SA ......................          500         239,277
     Solvay SA ......................        2,200       1,119,428
    *Union Miniere SA ...............        5,400         334,264
                                                      -------------
   TOTAL COMMON STOCKS
     (Cost $6,691,331)  .............                    7,499,640
                                                      -------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                Face
                                                                                               Amount             Value+
                                                                                               ------             ------
                                                                                                (000)
INVESTMENT IN CURRENCY -- (0.0%)
 *Belgian Francs (Cost $101,969)  .........................................................                $     99,120
                                                                                                          --------------
TOTAL -- BELGIUM
  (Cost $6,793,300) .......................................................................                   7,598,760
                                                                                                          --------------
TEMPORARY CASH INVESTMENTS -- (2.0%)  .....................................................
  Repurchase Agreement, PNC Securities Corp. 5.65%, 12/01/95 (Collateralized by U.S.
  Treasury  Notes, 6.125%, 05/31/97) (Cost $12,185,000) ...................................    $12,185       12,185,000
                                                                                                          --------------
TOTAL INVESTMENTS -- (102.6%) (Cost $604,001,197)  ........................................                 625,269,601
                                                                                                          --------------
OTHER ASSETS AND LIABILITIES -- (-2.6%)  ..................................................
 Other Assets  ............................................................................                   3,188,712
 Liabilities  .............................................................................                 (19,071,981)
                                                                                                          --------------
                                                                                                            (15,883,269)
                                                                                                          --------------
NET ASSETS -- (100.0%) Applicable to 57,777,272 Outstanding $.01 Par Value Shares
  (Unlimited
  Number of Shares Authorized) ............................................................                $609,386,332
                                                                                                          ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE  .................................                $      10.55
                                                                                                          ==============

------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
@Denominated in Local Currency

                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                      THE DFA INTERNATIONAL VALUE SERIES

                           STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1995

                            (AMOUNTS IN THOUSANDS)

Investment Income
     Dividends (Net of Foreign Taxes Withheld of $1,193)  .................    $11,164
     Interest  ............................................................        623
     Income from Securities Lending  ......................................        240
                                                                              ---------
          Total Investment Income  ........................................     12,027
                                                                              ---------
Expenses
     Investment Advisory Services  ........................................        937
     Accounting & Transfer Agent Fees  ....................................        473
     Custodian's Fee  .....................................................        386
     Legal Fees  ..........................................................         39
     Audit Fees  ..........................................................         29
     Shareholders' Reports  ...............................................         21
     Trustees' Fees and Expenses  .........................................          7
     Other  ...............................................................        101
                                                                              ---------
          Total Expenses  .................................................      1,993
                                                                              ---------
     Net Investment Income  ...............................................     10,034
                                                                              ---------
Net Realized and Unrealized Gain (Loss) on Investments and Foreign
   Currency
   Net Realized Gain on Investment Securities .............................      5,849
   Net Realized Loss on Foreign Currency Transactions .....................        (10)
Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency .............................     17,388
   Translation of Foreign Currency Denominated Amounts ....................        (27)
                                                                              ---------
   Net Gain on Investment Securities and Foreign Currency .................     23,200
                                                                              ---------
Net Increase in Net Assets Resulting from Operations  .....................    $33,234
                                                                              =========

                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                      THE DFA INTERNATIONAL VALUE SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    Year Ended     Feb. 15 to
                                                                     Nov. 30,       Nov. 30,
                                                                       1995           1994
                                                                   ------------   ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income .......................................     $ 10,034       $  3,478
   Net Realized Gain on Investment Securities ..................        5,849            465
   Net Realized Loss on Foreign Currency Transactions ..........          (10)          (279)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency  ...............       17,388         (5,057)
     Translation of Foreign Currency Denominated Amounts  ......          (27)            44
                                                                   ------------   ------------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations  ..........................................       33,234         (1,349)
                                                                   ------------   ------------
Distributions From:
   Net Investment Income .......................................       (9,950)        (3,176)
   Net Realized Gains ..........................................       (1,200)          (480)
                                                                   ------------   ------------
        Total Distributions ....................................      (11,150)        (3,656)
                                                                   ------------   ------------
Capital Share Transactions (1):
   Shares Issued ...............................................      315,270        355,615
   Shares Issued in Lieu of Cash Distributions .................       11,150          3,656
   Shares Redeemed .............................................      (87,499)        (5,885)
                                                                   ------------   ------------
        Net Increase From Capital Share Transactions ...........      238,921        353,386
                                                                   ------------   ------------
        Total Increase .........................................      261,005        348,381
Net Assets
   Beginning of Period .........................................      348,381             --
                                                                   ------------   ------------
   End of Period ...............................................     $609,386       $348,381
                                                                   ============   ============
(1) Shares Issued and Redeemed:
   Shares Issued ...............................................       30,947         34,842
   Shares Issued in Lieu of Cash Distributions .................        1,069            355
   Shares Redeemed .............................................       (8,862)          (574)
                                                                   ------------   ------------
                                                                       23,154         34,623
                                                                   ============   ============

                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                      THE DFA INTERNATIONAL VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                                               Year Ended     Feb. 15 to
                                                                Nov. 30,       Nov. 30,
                                                                  1995           1994
                                                              ------------   ------------
Net Asset Value, Beginning of Period  .....................     $  10.06       $  10.00
                                                              ------------   ------------
Income from Investment Operations
---------------------------------
   Net Investment Income ..................................         0.20           0.13
   Net Gains (Losses) on Securities (Realized and
     Unrealized)  .........................................         0.52           0.07
                                                              ------------   ------------
     Total from Investment Operations  ....................         0.72           0.20
                                                              ------------   ------------
Less Distributions
------------------
   Net Investment Income ..................................        (0.21)         (0.13)
   Net Realized Gains .....................................        (0.02)         (0.01)
                                                              ------------   ------------
     Total Distributions  .................................        (0.23)         (0.14)
                                                              ------------   ------------
Net Asset Value, End of Period  ...........................     $  10.55       $  10.06
                                                              ============   ============
Total Return  .............................................         7.20%          1.99%#
Net Assets, End of Period (thousands)  ....................     $609,386       $348,381
Ratio of Expenses to Average Net Assets  ..................         0.42%          0.45%*(a)
Ratio of Net Investment Income to Average Net Assets  .....         2.14%          1.84%*(a)
Portfolio Turnover Rate  ..................................         9.75%          1.90%*


------------
*Annualized

#Non-Annualized

(a) Had certain waivers not been in effect the ratio of expenses to average net assets for the period ended November 30, 1994 would have been 0.48%, and the ratio of net investment income to average net assets for the period ended November 30, 1994 would have been 1.81%.


                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1995, The Trust consisted of seven investment portfolios: The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The DFA One-Year Fixed Income Series, The DFA International Value Series and The Emerging Markets Series. These financial statements relate solely to The DFA International Value Series (the "Series").

   In February 1994, The DFA International High Book to Market Portfolio of DFA Investment Dimensions Group Inc. (the "Fund"), transferred its investable assets for shares with equal values of a corresponding Series of the Trust (the "Exchange"). The DFA International Value Portfolio invests solely in the Series. The Series also issues its shares to other investors.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements.

   1. Security Valuation: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

   Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

   2. Foreign Currency Translation: Securities, other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   3. Federal Income Taxes: It is the Series intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

   4. Repurchase Agreements: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All repurchase agreements were entered into on November 30, 1995.

   5. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attribute to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1995, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1%.

   The Advisor has agreed to waive its advisory fees on The Series to the extent necessary to keep the cumulative annual expenses to not more than 0.45% of average daily net assets.

   Certain officers of the Series are also officers, directors and shareholders of the Advisor.

   Beginning December 1, 1994, The DFA International Value Series began to reimburse the Advisor for previously waived fees. For the year ended November 30, 1995, this reimbursement to the Advisor amounted to $52,864. No additional previously waived fees are subject to future reimbursement as of November 30, 1995.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended November 30, 1995, the Series made the following purchases and sales of investment securities (amounts in thousands):

     Purchases .............................................  279,910
     Sales .................................................   44,853


E. INVESTMENT TRANSACTIONS:

   At November 30, 1995, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

     Gross Unrealized Appreciation ......................... $ 53,477
     Gross Unrealized Depreciation .........................  (32,209)
                                                             --------
     Net ................................................... $ 21,268
                                                             ========



F. COMPONENTS OF NET ASSETS:


   At November 30, 1995, net assets consisted of (amounts in thousands):

     Paid-In Capital  ...................................... $583,370
     Undistributed Net Investment Income  ..................      107
     Undistributed Net Realized Gain  ......................    4,634
     Accumulated Net Realized Foreign Exchange Loss  .......      (10)
     Unrealized Appreciation of Investment Securities and
      Foreign Currency .....................................   21,268
     Unrealized Net Foreign Exchange Gain  .................       17
                                                              --------
                                                             $609,386
                                                             ========


G. SECURITIES LENDING

   Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers from the Series is $64,353,529 and the related collateral cash indemnification received is $69,809,548 at November 30, 1995.

                      REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

We have audited the accompanying statement of net assets of The DFA Investment Trust Company, The DFA International Value Series as of November 30, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The DFA International Value Series, as of November 30, 1995, and the results of its operations for the year then ended and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.



2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 19, 1996